Securities	12 Months Ended
Dec. 31, 2018
Securities [Abstract]
Securities

NOTE 3 - SECURITIES

The amortized cost, gross unrealized gains and losses, and fair value of securities were as follows:

	December 31, 2018
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
	(In Thousands)
AVAILABLE FOR SALE:
States and political subdivisions	$99,218	$385	$(1,990)	$97,613
Corporate obligations	8,896	-	(256)	8,640
Mortgage-backed securities-
government sponsored entities	142,197	25	(5,198)	137,024
Total debt securities	$250,311	$410	$(7,444)	$243,277

	December 31, 2017
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
	(In Thousands)
AVAILABLE FOR SALE:
U.S. Treasury securities	$2,001	$-	$(3)	$1,998
States and political subdivisions	120,000	1,535	(1,057)	120,478
Corporate obligations	10,068	16	(95)	9,989
Mortgage-backed securities-
government sponsored entities	152,901	17	(4,262)	148,656
Total debt securities	$284,970	$1,568	$(5,417)	$281,121

The following tables show the Company’s investments’ gross unrealized losses and fair value aggregated by security type and length of time that individual securities have been in a continuous unrealized loss position (in thousands):

	December 31, 2018
	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
States and political subdivisions	$19,140	$(390)	$56,740	$(1,600)	$75,880	$(1,990)
Corporate obligations	2,045	(21)	6,595	(235)	8,640	(256)
Mortgage-backed securities-government sponsored entities	8,444	(22)	122,950	(5,176)	131,394	(5,198)
	$29,629	$(433)	$186,285	$(7,011)	$215,914	$(7,444)

	December 31, 2017
	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
U.S. Treasury securities	$-	$-	$1,998	$(3)	$1,998	$(3)
States and political subdivisions	17,310	(228)	44,948	(829)	62,258	(1,057)
Corporate obligations	-	-	6,859	(95)	6,859	(95)
Mortgage-backed securities-government sponsored entities	22,250	(320)	125,846	(3,942)	148,096	(4,262)
	$39,560	$(548)	$179,651	$(4,869)	$219,211	$(5,417)

The Company has 43 debt securities in the less than twelve month category and 188 debt securities in the twelve months or more category as of December 31, 2018.  In management’s opinion, the unrealized losses on securities reflect changes in interest rates subsequent to the acquisition of specific securities.  No other-than-temporary-impairment charges were recorded in 2018.  Management believes that all other unrealized losses represent temporary impairment of the securities, and it is more likely than not that it will not have to sell the securities before recovery of their cost basis.

The amortized cost and fair value of debt securities as of December 31, 2018 by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to prepay obligations with or without call or prepayment penalties.

	Amortized	Fair
	Cost	Value
	(In Thousands)
Due in one year or less	$1,666	$1,671
Due after one year through five years	22,532	22,130
Due after five years through ten years	44,638	43,454
Due after ten years	39,278	38,998
	108,114	106,253

Mortgage-backed securities - government sponsored entities	142,197	137,024
	$250,311	$243,277

Gross realized gains and gross realized losses on sales of securities available for sale were $213,000 and $0, respectively, in 2018, compared to $354,000 and $6,000, respectively, in 2017. The proceeds from the sales of securities totaled $17,745,000 and $15,612,000 for the years ended December 31, 2018 and 2017, respectively.

Securities with a carrying value of $193,918,000 and $213,065,000 at December 31, 2018 and 2017, respectively, were pledged to secure public deposits, securities sold under agreements to repurchase and for other purposes as required or permitted by law.